As filed with the Securities and Exchange Commission on February 18, 2020

Securities Act File No. 2-49007

Investment Company Act File No. 811-2405

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

(Check appropriate box or boxes)

BlackRock Balanced Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Balanced Capital Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

Master Bond LLC and Master Large Cap Series LLC have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 18, 2020.

BLACKROCK BALANCED CAPITAL FUND, INC. (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	February 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 18, 2020

BRUCE R. BOND* (Bruce R. Bond)	Director

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

LENA G. GOLDBERG* (Lena G. Goldberg)	Director

HENRY R. KEIZER* (Henry R. Keizer)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

DONALD C. OPATRNY* (Donald C. Opatrny)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

MARK STALNECKER* (Mark Stalnecker)	Director

Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		February 18, 2020

SIGNATURES

Master Bond LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 18, 2020.

MASTER BOND LLC
ON BEHALF OF
MASTER TOTAL RETURN PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	February 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 18, 2020

MICHAEL J. CASTELLANO* (Michael J. Castellano)	Director

RICHARD E. CAVANAGH* (Richard E. Cavanagh)	Director

CYNTHIA L. EGAN* (Cynthia L. Egan)	Director

FRANK J. FABOZZI* (Frank J. Fabozzi)	Director

HENRY GABBAY* (Henry Gabbay)	Director

R. GLENN HUBBARD* (R. Glenn Hubbard)	Director

W. CARL KESTER* (W. Carl Kester)	Director

CATHERINE A. LYNCH* (Catherine A. Lynch)	Director

Signature	Title	Date

KAREN P. ROBARDS* (Karen P. Robards)	Director

ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		February 18, 2020

SIGNATURES

Master Large Cap Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 18, 2020.

MASTER LARGE CAP SERIES LLC
ON BEHALF OF
MASTER ADVANTAGE LARGE CAP CORE PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Balanced Capital Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	February 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 18, 2020

BRUCE R. BOND* (Bruce R. Bond)	Director

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

LENA G. GOLDBERG* (Lena G. Goldberg)	Director

HENRY R. KEIZER* (Henry R. Keizer)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

DONALD C. OPATRNY* (Donald C. Opatrny)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		February 18, 2020

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase